Exhibit 99.6

Data Compare (Non-Ignored)

Run Date - 9/29/2026 9:52:04 AM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment
225772452		3158706986			Contract Sales Price	[Redacted]	[Redacted]	Verified	Field Value reflects sales price as it appears on the sales/purchase contract and/or addendum